Series A Preferred Stock Private Placement Offering (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2026	May 05, 2026	Apr. 30, 2026	Apr. 09, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 24, 2026	Oct. 15, 2024
Short-Term Debt [Line Items]
Preferred stock, shares authorized					500,000		500,000		500,000	500,000
Preferred stock warrant liability						$ (1,000)		$ (67,000)	$ (67,000)	$ 67,000
Eos SENOLYTIXS Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date							Oct. 09, 2027
Interest rate					8.00%		8.00%
Debt instrument unamortized discount amount					$ 125,480		$ 125,480
Debt issuance costs							30,154
Increase (decrease) in interest payable, net							36,384
Amortization of debt discount premium							$ 13,409
Preferred stock, shares authorized					2,000,000		2,000,000		2,000,000	2,000,000	2,000,000	1,000
Proceeds from issuance of preferred stock							$ 150,000
Preferred stock warrant liability			$ 136,000				(4,000)
Preferred stock forward liability			$ 570,000		$ 566,000		566,000
Loss on issuance of Series A offering securities					$ 556,000		$ 556,000
Eos SENOLYTIXS Inc [Member] | Investor [Member]
Short-Term Debt [Line Items]
Deferred offering costs	$ 100,000
Eos SENOLYTIXS Inc [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Preferred stock, issue price per share					$ 17.00		$ 17.00
Excess, shares authorized					13,000,000		13,000,000
Preferred stock, shares authorized			1,900,000		1,900,000		1,900,000				1,900,000
Eos SENOLYTIXS Inc [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest expense							$ 49,793
Eos SENOLYTIXS Inc [Member] | Amended and Restated Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Aggeregate investment amount					$ 18,000,000		18,000,000
Aggregate investment amount					1,000,000		1,000,000
Debt instrument unamortized discount amount					138,889		138,889
Deferred assets					138,889		138,889
Debt issuance costs							722,222
Liability measured at fair value					1,000,000		1,000,000
Purchase obligation					2,500,000		2,500,000
Purchase obligation remainder of fiscal year					$ 18,000,000		18,000,000
Eos SENOLYTIXS Inc [Member] | Private Placement [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Aggregate investment amount			$ 25,000,000
Preferred stock, issue price per share			$ 17.00
Offerring percentage			20.00%
Revenue remaining percentage			80.00%
Warrants exercise price			$ 17.00
Aggregate capital commitment amount			$ 750,000
Proceeds from issuance of preferred stock			$ 150,000
Issuance of Preferred stock, shares			8,823
Preferred stock shares exercised			8,823
Loss on issuance of Series A offering securities			$ 556,000
Payments of stock issuance costs			$ 80,464
Eos SENOLYTIXS Inc [Member] | Subscription Agreement [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Issuance of Preferred stock, shares	5,882		35,293
Remaining obligation amount			$ 600,000
Convertible Promissory Notes [Member] | Eos SENOLYTIXS Inc [Member]
Short-Term Debt [Line Items]
Convertible notes issued							$ 2,500,000
Convertible Promissory Notes [Member] | Eos SENOLYTIXS Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Short-Term Debt [Line Items]
Convertible notes issued				$ 1,000,000
Convertible Promissory Notes [Member] | Eos SENOLYTIXS Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Short-Term Debt [Line Items]
Convertible notes issued		$ 1,500,000